Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Leases [Abstract]
Leases
13.	Leases
As of March 31, 2025, we leased 23 airport facilities, office space, and other property and equipment under non-cancelable
operating leases. The leases generally require us to pay all taxes, maintenance, insurance, and other operating expenses. Operating leased expense is recognized as a rental expense on a straight-line basis over the lease term, net of lessor rebates and other incentives.
Aggregate rental expense under all aircraft, equipment and facility leases totaled approximately $2.8 million and $4.6 million for the three months ended March 31, 2025 and March 31, 2024, respectively, and $6.1 million and $12.6 million for the six months ended March 31, 2025 and March 31, 2024, respectively.
The components of our lease costs were as follows (in thousands):

	Three Months Ended March 31,		Six Months Ended March 31,
	2025	2024	2025	2024
Operating lease costs	$580	$1,154	$1,361	$2,423
Variable and short-term lease costs	2,260	1,672	4,646	2,961
Interest expense on finance lease liabilities	—	1,256	48	2,545
Amortization expense of finance lease assets	—	513	54	4,636

Total lease costs	$2,840	$4,595	$6,109	$12,565

As of March 31, 2025, our operating leases have a remaining weighted average lease term of 6.2 years and our operating lease liabilities were measured using a weighted average discount rate of 5.4%.

15.	Leases
At September 30, 2024, the Company leased 32 aircraft, airport facilities, office space, and other property and equipment under non-cancelable operating leases. The operating leases require the Company to pay taxes, maintenance, insurance, and other operating expenses. Rental expense is recognized on a straight-line basis over the lease term, net of lessor rebates and other incentives. The Company expects that, in the normal course of business, such operating leases that expire will be renewed or replaced by other leases, or the property may be purchased rather than leased. Aggregate rental expense under all operating aircraft, equipment and facility leases totaled approximately $13.9 million, $12.2 million, and $43.4 million for the fiscal years ended September 30, 2024, 2023, and 2022, respectively.
At September 30, 2024, the Company leased
two
 aircraft under non-cancelable finance leases. Basic rent on finance leases is paid monthly and at the end of the lease term. At the end of the lease term, the Company has the option to purchase the aircraft and engines for most of the finance leases. These finance leases are reflected as finance lease obligations of $4.7 million on our consolidated balance sheet as of September 30, 2024.
The components of our operating and finance lease costs were as follows (in thousands):

	Year Ended September 30,
	2024	2023
Operating lease costs	$4,309	$8,517
Variable and short-term lease costs	9,545	3,691
Interest expense on finance lease liabilities	3,530	4,492
Amortization expense of finance lease assets	5,163	13,414

Total lease costs	$22,547	$30,114

As of September 30, 2024, the Company’s operating lease right-of-use assets were $7.2 million, the Company’s current maturities of operating lease liabilities
were $1.7 million, and the Company’s
noncurrent operating lease liabilities
were $6.9 million. As of September 30, 2024, the Company’s current portion of finance lease liabilities were $1.8 million, and the Company’s noncurrent finance lease liabilities were $2.9 million.
The Company’s operating lease payments included in operating cash flows for the fiscal years ended September 30, 2024 and 2023 were approximately $4.6 million and $9.5 million, respectively. The Company’s finance lease interest payments included in operating cash flows for the fiscal years ended September 30, 2024 and 2023 were $2.0 million and $1.2 million, respectively. The Company’s finance lease principal payments included in financing cash flows for the fiscal years ended September 30, 2024 and 2023 were $65.3 million and $15.1 million, respectively.
The table below presents the weighted average remaining terms and discount rates for our operating and finance leases as of September 30, 2024:

As of September 30, 2024
Finance leases:
Weighted average remaining lease term	2.7
Weighted average discount rate	5.8%
Operating leases:
Weighted average remaining lease term	6.5
Weighted average discount rate	6.0%

The following table summarizes future minimum rental payments, primarily related to facilities and leased aircraft, required under operating and finance leases that had initial or remaining non-cancelable lease terms as of September 30, 2024 (in thousands):

Periods Ending September 30,	Operating Leases	Finance Leases
2025	$2,273	$1,762
2026	1,613	1,714
2027	1,468	1,206
2028	1,037	—
2029	941	—
Thereafter	3,187	—

Total lease payments	10,519	4,682
Less: imputed interest	(1,929)	—

Amounts recorded in the consolidated balance sheet	$8,590	$4,682